Credit risk exposure and allowances (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of impairment loss and reversal of impairment loss [abstract]
Schedule of Credit Exposure and Allowances
December 31, 2024

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2023	8,193,251,178	2,059,189,205	15,095,299	68,348,011	8,320,121	10,344,203,814
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(837,319,455)	804,869,883	5,915,233	–	–	(26,534,339)
Transfers from Stage 2 to Stage 1	603,549,865	(520,148,591)	(3,840,477)	–	–	79,560,797
Transfers from Stage 1 or 2 to Stage 3	(18,749,254)	(150,272,911)	(127,573)	175,087,957	121,679	6,059,898
Transfers from Stage 3 to Stage 1 or 2	1,891,706	7,880,058	(4,873)	(13,864,284)	(152,824)	(4,250,217)
Changes without transfers between Stages	2,299,343,253	1,673,646,919	14,085,888	(828,779)	2,934,992	3,989,182,273
New financial assets originated	22,920,918,069	3,049,045,571	12,951,056	21,793,244	236,952	26,004,944,892
Repayments	(18,851,707,987)	(2,334,171,234)	(14,475,739)	(30,077,699)	(522,112)	(21,230,954,771)
Write-offs	–	–	–	(62,971,100)	(1,828,294)	(64,799,394)
Foreign exchange	163,427,530	2,990,226	2,101,449	15,072	958,669	169,492,946
Inflation adjustment	(5,672,187,276)	(1,650,712,590)	(10,303,544)	(49,995,382)	(4,757,901)	(7,387,956,693)
Closing balance as of December 31, 2024	8,802,417,629	2,942,316,536	21,396,719	107,507,040	5,311,282	11,878,949,206
(1)Refer to Note 36 for credit risk exposure of financial assets with stage allocation by asset classification.
December 31, 2023

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2022	9,660,848,834	1,683,896,922	30,025,289	74,794,712	10,518,892	11,460,084,649
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(989,087,309)	975,117,458	57	–	–	(13,969,794)
Transfers from Stage 2 to Stage 1	664,703,804	(588,489,919)	(3,395,564)	–	–	72,818,321
Transfers from Stage 1 or 2 to Stage 3	(19,926,600)	(158,949,974)	(4,916,802)	181,726,964	5,034,514	2,968,102
Transfers from Stage 3 to Stage 1 or 2	4,482,570	9,938,627	3,672,288	(18,343,970)	(4,091,886)	(4,342,371)
Changes without transfers between Stages	2,003,810,433	1,647,529,017	5,788,598	(10,473,506)	3,218,655	3,649,873,197
New financial assets originated	50,597,228,463	1,580,027,146	73,438,205	16,255,562	4,115,479	52,271,064,855
Repayments	(44,629,500,721)	(1,228,918,344)	(73,995,344)	(26,716,922)	(5,745,330)	(45,964,876,661)
Write-offs	–	–	–	(58,657,193)	(2,219,251)	(60,876,444)
Foreign exchange	795,292,889	20,885,797	10,380,602	160,354	6,761,440	833,481,082
Inflation adjustment	(9,894,601,185)	(1,881,847,525)	(25,902,030)	(90,397,990)	(9,272,392)	(11,902,021,122)
Closing balance as of December 31, 2023	8,193,251,178	2,059,189,205	15,095,299	68,348,011	8,320,121	10,344,203,814
(1)Refer to Note 36 for credit risk exposure of financial assets with stage allocation by asset classification.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2023	1,274,815,404	133,320,842	392,084	451,089	753	1,408,980,172
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(234,954,965)	208,668,179	71,708	–	–	(26,215,078)
Transfers from Stage 2 to Stage 1	282,600,695	(192,561,880)	(252,306)	–	–	89,786,509
Transfers from Stage 1 or 2 to Stage 3	(2,055,990)	(680,161)	(284)	1,765,558	208	(970,669)
Transfers from Stage 3 to Stage 1 or 2	1,000,777	339,440	284	(1,015,178)	(1,342)	323,981
Changes without transfers between Stages	2,466,252,715	106,996,063	(1,324,084)	298,641	6,858	2,572,230,193
New loan commitments and financial guarantees originated	1,087,873,500	52,586,237	2,892,098	222,498	–	1,143,574,333
Expirations and repayments	(493,088,612)	(56,648,154)	(494,000)	(423,595)	(69)	(550,654,430)
Write-offs	–	–	–	(1,822)	–	(1,822)
Foreign exchange	40,682,101	1,893,004	408,500	–	–	42,983,605
Inflation adjustment	(1,112,263,685)	(94,947,309)	(919,843)	(349,581)	(4,433)	(1,208,484,851)
Closing balance as of December 31, 2024	3,310,861,940	158,966,261	774,157	947,610	1,975	3,471,551,943
December 31, 2023

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2022	1,321,683,381	124,417,490	417,739	453,972	1,065	1,446,973,647
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(254,854,479)	237,205,389	16,657	–	–	(17,632,433)
Transfers from Stage 2 to Stage 1	218,840,681	(177,171,409)	(67,147)	–	–	41,602,125
Transfers from Stage 1 or 2 to Stage 3	(1,545,425)	(1,126,681)	(246)	1,462,449	322	(1,209,581)
Transfers from Stage 3 to Stage 1 or 2	457,019	541,548	268	(1,053,689)	(21,506)	(76,360)
Changes without transfers between Stages	591,409,436	66,443,885	203,362	380,919	26,700	658,464,302
New loan commitments and financial guarantees originated	984,079,857	35,642,932	323,828	331,158	–	1,020,377,775
Expirations and repayments	(421,131,951)	(52,529,209)	(140,270)	(545,315)	(1,422)	(474,348,167)
Write-offs	–	–	–	(1,154)	–	(1,154)
Foreign exchange	236,444,966	20,514,301	97,867	–	–	257,057,134
Inflation adjustment	(1,400,568,081)	(120,617,404)	(459,974)	(577,251)	(4,406)	(1,522,227,116)
Closing balance as of December 31, 2023	1,274,815,404	133,320,842	392,084	451,089	753	1,408,980,172
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - FINANCIAL ASSETS	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2023	40,349,027	115,542,361	230,871	49,314,954	5,980,333	211,417,546
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(16,124,291)	47,578,081	347,830	–	–	31,801,620
Transfers from Stage 2 to Stage 1	5,250,908	(17,717,381)	(45,399)	–	–	(12,511,872)
Transfers from Stage 1 or 2 to Stage 3	(1,261,890)	(26,350,084)	(4,107)	102,528,347	2,829	74,915,095
Transfers from Stage 3 to Stage 1 or 2	109,116	568,706	–	(9,484,619)	(100,109)	(8,906,906)
Changes without transfers between Stages	8,849,844	(25,226,055)	653,695	30,434,842	2,922,053	17,634,379
New financial assets originated	97,090,358	173,353,583	128,373	12,099,402	236,944	282,908,660
Repayments	(55,646,807)	(50,138,632)	(165,061)	(19,593,514)	(468,675)	(126,012,689)
Write-offs	–	(6)	–	(50,406,351)	(1,785,614)	(52,191,971)
Foreign exchange	1,577,358	126,854	39,882	5,353	663,655	2,413,102
Inflation adjustment	(24,816,666)	(98,908,242)	(177,646)	(35,938,448)	(3,545,748)	(163,386,750)
Closing balance as of December 31, 2024 (1)	55,376,957	118,829,185	1,008,438	78,959,966	3,905,668	258,080,214
(1)Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 89,577,386.
December 31, 2023

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - FINANCIAL ASSETS	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2022	46,335,924	163,250,849	815,243	61,356,726	7,581,630	279,340,372
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(22,774,025)	88,932,978	15	–	–	66,158,968
Transfers from Stage 2 to Stage 1	10,020,586	(40,738,217)	(44,935)	–	–	(30,762,566)
Transfers from Stage 1 or 2 to Stage 3	(1,220,560)	(47,120,627)	(165,027)	108,913,847	3,222,910	63,630,543
Transfers from Stage 3 to Stage 1 or 2	376,690	928,296	(36,530)	(14,913,737)	(2,760,528)	(16,405,809)
Changes without transfers between Stages	14,308,254	57,647,261	(41,651)	32,715,312	4,094,530	108,723,706
New financial assets originated	176,176,225	110,014,971	1,967,604	10,347,983	2,803,528	301,310,311
Repayments	(152,844,477)	(49,123,387)	(1,926,858)	(19,509,676)	(4,297,979)	(227,702,377)
Write-offs	–	(2)	–	(56,211,057)	(2,137,681)	(58,348,740)
Foreign exchange	18,397,094	721,777	383,578	20,269	4,587,074	24,109,792
Inflation adjustment	(48,426,684)	(168,971,538)	(720,568)	(73,404,713)	(7,113,151)	(298,636,654)
Closing balance as of December 31, 2023 (1)	40,349,027	115,542,361	230,871	49,314,954	5,980,333	211,417,546
(1)Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 78,055,496.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2023	10,217,322	2,498,089	6,352	283,283	551	13,005,597
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(2,434,920)	6,061,055	4,619	–	–	3,630,754
Transfers from Stage 2 to Stage 1	1,936,559	(4,318,846)	(4,464)	–	–	(2,386,751)
Transfers from Stage 1 or 2 to Stage 3	(45,352)	(66,759)	(11)	1,003,537	81	891,496
Transfers from Stage 3 to Stage 1 or 2	39,028	16,131	6	(611,374)	(22,743)	(578,952)
Changes without transfers between Stages	1,448,987	2,590,230	(34,551)	273,611	31,926	4,310,203
New loan commitments and financial guarantees originated	18,208,338	720,836	59,442	144,462	–	19,133,078
Repayments	(4,578,926)	(1,091,098)	(10,539)	(243,098)	(51)	(5,923,712)
Write-offs	–	–	–	(1,337)	–	(1,337)
Foreign exchange	392,144	15,136	7,464	–	–	414,744
Inflation adjustment	(7,650,729)	(1,830,316)	(17,039)	(212,281)	(4,900)	(9,715,265)
Closing balance as of December 31, 2024	17,532,451	4,594,458	11,279	636,803	4,864	22,779,855
December 31, 2023

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2022	11,918,098	5,984,412	29,174	337,665	706	18,270,055
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(3,600,012)	12,503,769	542	–	–	8,904,299
Transfers from Stage 2 to Stage 1	2,713,585	(9,413,685)	(20,263)	–	–	(6,720,363)
Transfers from Stage 1 or 2 to Stage 3	(33,681)	(197,184)	(61)	857,848	120	627,042
Transfers from Stage 3 to Stage 1 or 2	75,742	59,012	4,375	(843,456)	(57,021)	(761,348)
Changes without transfers between Stages	(4,472,823)	(2,260,074)	14,764	463,359	66,620	(6,188,154)
New loan commitments and financial guarantees originated	16,717,879	745,670	12,939	227,974	–	17,704,462
Repayments	(3,735,742)	(1,027,477)	(10,287)	(337,861)	(6,058)	(5,117,425)
Write-offs	–	–	–	(886)	–	(886)
Foreign exchange	2,000,236	110,693	2,461	–	–	2,113,390
Inflation adjustment	(11,365,960)	(4,007,047)	(27,292)	(421,360)	(3,816)	(15,825,475)
Closing balance as of December 31, 2023	10,217,322	2,498,089	6,352	283,283	551	13,005,597